Condensed Interim Consolidated Statements of Changes in Shareholders' (Deficiency) Equity (Unaudited) - USD ($) $ in Thousands	Share Capital [Member]	Other Capital [Member]	Deficit [Member]	Accumulated Other Comprehensive Income [Member]	Total
Balance at Dec. 31, 2017	$ 222,335	$ 88,772	$ (314,161)	$ 271	$ (2,783)
Balance, shares at Dec. 31, 2017	16,440,760
Statement Line Items [Line Items]
Net income (loss)			9,313		9,313
Other comprehensive loss: Foreign currency translation adjustments				(247)	(247)
Other comprehensive loss: Actuarial gain (loss) on defined benefit plan (note 10)			611		611
Comprehensive income (loss)			9,924	(247)	9,677
Share-based compensation costs		516			516
Balance at Sep. 30, 2018	$ 222,335	89,288	(304,237)	24	7,410
Balance, shares at Sep. 30, 2018	16,440,760
Balance at Jun. 30, 2018	$ 222,335	89,288	(302,134)	21	9,510
Balance, shares at Jun. 30, 2018	16,440,760
Statement Line Items [Line Items]
Net income (loss)			(2,509)		(2,509)
Other comprehensive loss: Foreign currency translation adjustments				3	3
Other comprehensive loss: Actuarial gain (loss) on defined benefit plan (note 10)			406		406
Comprehensive income (loss)			(2,103)	3	(2,100)
Share-based compensation costs
Balance at Sep. 30, 2018	$ 222,335	89,288	(304,237)	24	7,410
Balance, shares at Sep. 30, 2018	16,440,760
Balance at Dec. 31, 2018	$ 222,335	89,342	(309,781)	11	1,907
Balance, shares at Dec. 31, 2018	16,440,760
Statement Line Items [Line Items]
Net income (loss)			(5,036)		(5,036)
Other comprehensive loss: Foreign currency translation adjustments				351	351
Other comprehensive loss: Actuarial gain (loss) on defined benefit plan (note 10)			(2,027)		(2,027)
Comprehensive income (loss)			(7,063)	351	(6,712)
Share-based compensation costs		745			745
Exercise of warrants, stock options and deferred share units (notes 9 and 11)	$ 906	(329)			577
Exercise of warrants, stock options and deferred share units, shares (notes 9 and 11)	228,750
Issuance of common shares and warrants, net (notes 9 and 11)	$ 1,290				1,290
Issuance of common shares and warrants, net, shares (notes 9 and 11)	3,325,000
Balance at Sep. 30, 2019	$ 224,531	89,758	(316,844)	362	(2,193)
Balance, shares at Sep. 30, 2019	19,994,510
Balance at Jun. 30, 2019	$ 223,140	89,824	(315,977)	(15)	(3,028)
Balance, shares at Jun. 30, 2019	16,632,410
Statement Line Items [Line Items]
Net income (loss)			(331)		(331)
Other comprehensive loss: Foreign currency translation adjustments				377	377
Other comprehensive loss: Actuarial gain (loss) on defined benefit plan (note 10)			(536)		(536)
Comprehensive income (loss)			(867)	377	(490)
Share-based compensation costs		55			55
Issuance of common shares and warrants, net (notes 9 and 11)	$ 1,290				1,290
Issuance of common shares and warrants, net, shares (notes 9 and 11)	3,325,000
Exercise of deferred share units (note 11)	$ 101	(121)			(20)
Exercise of deferred share units, shares (note 11)	37,100
Balance at Sep. 30, 2019	$ 224,531	$ 89,758	$ (316,844)	$ 362	$ (2,193)
Balance, shares at Sep. 30, 2019	19,994,510